UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21485

Cohen & Steers Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares/Units	Value
COMMON STOCK 119.5%
AUSTRALIA 5.2%
PIPELINES—C-CORP 0.8%
APA Group(a),(b)	2,422,109	$14,618,467
TOLL ROADS 4.4%
Transurban Group(a),(b)	12,088,571	84,677,966
TOTAL AUSTRALIA		99,296,433

CANADA 5.5%
ELECTRIC—INTEGRATED ELECTRIC 0.2%
TransAlta Renewables(a)	531,500	4,094,283

MARINE PORTS 0.5%
Westshore Terminals Investment Corp.(a)	457,561	8,708,917

PIPELINES—C-CORP 2.4%
Enbridge(a)	759,892	28,214,798
TransCanada Corp.(a)	586,450	18,544,916
		46,759,714
RAILWAYS 2.4%
Canadian National Railway Co.	459,380	26,086,037
Canadian Pacific Railway Ltd(a)	133,664	19,184,715
		45,270,752
TOTAL CANADA		104,833,666
CHILE 0.3%
WATER
Aguas Andinas SA, Class A	12,000,000	6,241,065

CHINA 1.1%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)(a),(b)	16,542,000	21,253,831

FRANCE 4.6%
COMMUNICATIONS—SATELLITES 2.1%
Eutelsat Communications(a),(b)	1,322,077	40,549,466

RAILWAYS 2.5%
Groupe Eurotunnel SA(a),(b)	3,406,286	46,408,833
TOTAL FRANCE		86,958,299

HONG KONG 2.1%
ELECTRIC—REGULATED ELECTRIC 1.8%
Power Assets Holdings Ltd.(a),(b)	3,684,500	34,889,760

	Number of Shares/Units	Value
MARINE PORTS 0.3%
Cosco Pacific Ltd. (Bermuda)(b)	5,308,000	$5,830,818
TOTAL HONG KONG		40,720,578

ITALY 6.3%
COMMUNICATIONS—TOWERS 2.2%
Ei Towers S.p.A.(a),(b)	228,722	14,065,643
Infrastrutture Wireless Italiane S.p.A., 144A(b),(c),(d)	3,184,977	15,648,317
RAI Way S.p.A., 144A(a),(b),(c)	2,708,587	12,924,984
		42,638,944
ELECTRIC—INTEGRATED ELECTRIC 1.1%
Enel S.p.A.(a),(b)	4,769,031	21,279,374

GAS DISTRIBUTION 1.4%
Snam S.p.A.(a),(b)	5,009,051	25,725,880

TOLL ROADS 1.6%
Atlantia S.p.A.(a),(b)	1,069,413	29,914,350
TOTAL ITALY		119,558,548

JAPAN 5.4%
ELECTRIC—INTEGRATED ELECTRIC 2.7%
Chugoku Electric Power Co. (The)(b)	1,057,300	14,572,911
Electric Power Development Co., Ltd.(a),(b)	565,200	17,249,533
Tohoku Electric Power Co.(b)	1,498,400	20,305,611
		52,128,055
GAS DISTRIBUTION 1.2%
Tokyo Gas Co., Ltd.(a),(b)	4,874,000	23,577,063

RAILWAYS 1.5%
Central Japan Railway Co.(a),(b)	175,900	28,359,946
TOTAL JAPAN		104,065,064
LUXEMBOURG 0.8%
COMMUNICATIONS—SATELLITES
SES SA(a),(b)	481,287	15,189,066

MEXICO 2.5%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	3,380,975	29,399,957
Grupo Aeroportuario del Pacifico SAB de CV, ADR(a),(e)	214,356	18,614,675
TOTAL MEXICO		48,014,632

	Number of Shares/Units	Value
SOUTH KOREA 1.3%
ELECTRIC—REGULATED ELECTRIC
Korea Electric Power Corp.(b)	606,731	$25,014,835

SPAIN 7.4%
AIRPORTS 0.8%
Aena SA(b),(c),(d)	146,344	16,187,742

COMMUNICATIONS 0.7%
Cellnex Telecom SAU, 144A(b),(c),(d)	844,057	14,380,678

GAS DISTRIBUTION 0.8%
Enagas SA(b)	504,465	14,465,801
TOLL ROADS 5.1%
Abertis Infraestructuras SA(a),(b)	1,402,910	22,197,258
Ferrovial SA(a),(b)	3,131,032	74,894,778
		97,092,036
TOTAL SPAIN		142,126,257
SWITZERLAND 2.0%
AIRPORTS
Flughafen Zuerich AG(a),(b)	55,726	38,786,795

UNITED KINGDOM 8.2%
COMMUNICATIONS—SATELLITES 2.0%
Inmarsat PLC(a),(b)	2,552,842	37,977,128

ELECTRIC—REGULATED ELECTRIC 5.4%
National Grid PLC(a),(b)	7,501,448	104,473,682

WATER 0.8%
United Utilities Group PLC(a),(b)	1,050,182	14,719,343
TOTAL UNITED KINGDOM		157,170,153
UNITED STATES 66.8%
COMMUNICATIONS 11.0%
TELECOMMUNICATIONS 0.6%
AT&T(a)	342,100	11,145,618

TOWERS 10.4%
American Tower Corp.(a),(e)	776,557	68,321,485
Crown Castle International Corp.(a),(e)	1,456,254	114,854,753
SBA Communications Corp., Class A(a),(d),(e)	165,346	17,318,340
		200,494,578
TOTAL COMMUNICATIONS		211,640,196

	Number of Shares/Units	Value
DIVERSIFIED 0.7%
Macquarie Infrastructure Co LLC	192,401	$14,364,659

ELECTRIC 29.9%
INTEGRATED ELECTRIC 9.9%
8Point3 Energy Partners LP(d)	319,455	3,389,418
Dominion Resources(a),(e)	1,007,470	70,905,739
Exelon Corp.(a),(e)	587,772	17,456,828
NextEra Energy(a),(e)	756,061	73,753,750
NextEra Energy Partners LP	152,793	3,330,887
Pattern Energy Group(a),(e)	1,072,129	20,466,943
		189,303,565
REGULATED ELECTRIC 20.0%
Alliant Energy Corp.(a),(e)	710,606	41,563,345
CMS Energy Corp.(a),(e)	1,667,347	58,890,696
DTE Energy Co.(a),(e)	620,333	49,856,163
Duke Energy Corp.(a),(e)	537,139	38,641,780
Edison International(a),(e)	883,159	55,700,838
Eversource Energy	254,123	12,863,706
PG&E Corp.(a),(e)	1,445,071	76,299,749
Xcel Energy(a),(e)	1,388,445	49,164,838
		382,981,115
TOTAL ELECTRIC		572,284,680
GAS DISTRIBUTION 6.4%
Atmos Energy Corp.(a),(e)	571,598	33,255,572
NiSource(a),(e)	339,138	6,291,010
Sempra Energy(a),(e)	862,277	83,399,431
		122,946,013
PIPELINES 13.4%
PIPELINES—C-CORP 4.7%
Kinder Morgan(a),(e)	1,344,960	37,228,493
Tallgrass Energy GP LP	455,578	9,052,335
Williams Cos. (The)(a),(e)	1,191,924	43,922,399
		90,203,227
PIPELINES—MLP 8.3%
Antero Midstream Partners LP (Unregistered)(b),(c),(f)	576,300	9,662,303
Dominion Midstream Partners LP	231,832	6,224,689
Energy Transfer Equity LP(a)	951,654	19,803,920
Enterprise Products Partners LP	655,323	16,317,543

	Number of Shares/Units	Value
EQT GP Holdings LP(d)	233,669	$5,313,633
EQT Midstream Partners LP(a)	258,584	17,151,877
Golar LNG Partners LP (Marshall Islands)	273,428	4,011,189
MarkWest Energy Partners LP(a)	482,018	20,683,392
MPLX LP	211,111	8,066,551
NGL Energy Partners LP	651,941	13,019,262
Rose Rock Midstream LP	273,418	6,654,994
Summit Midstream Partners LP	126,013	2,221,609
Tallgrass Energy Partners LP	336,471	13,219,946
USA Compression Partners LP	345,940	4,988,455
Valero Energy Partners LP	162,071	7,157,055
Williams Partners LP	138,925	4,434,486
		158,930,904
PIPELINES—OTHER 0.4%
CorEnergy Infrastructure Trust(a),(e)	1,820,767	8,047,790
TOTAL PIPELINES		257,181,921

RAILWAYS 4.0%
Union Pacific Corp.(a),(e)	863,194	76,314,981

SHIPPING 0.6%
Teekay Corp. (Marshall Islands)	355,711	10,543,274

WATER 0.8%
American Water Works Co.	269,390	14,838,001
TOTAL UNITED STATES		1,280,113,725
TOTAL COMMON STOCK (Identified cost—$1,984,950,639)		2,289,342,947

PREFERRED SECURITIES—$25 PAR VALUE 7.2%
HONG KONG 0.5%
TRANSPORT—MARINE
Seaspan Corp., 6.375%, due 4/30/19 (USD)	11,825	292,787
Seaspan Corp., 9.50%, Series C (USD)	335,776	8,518,637
		8,811,424
MARSHALL ISLANDS 0.0%
TRANSPORT—MARINE
Teekay Offshore Partners LP, 7.25%, Series A (USD)	31,324	498,052

UNITED KINGDOM 0.4%
BANKS—FOREIGN
National Westminster Bank PLC, 7.763%, Series C (USD)	183,368	4,677,718
RBS Capital Funding Trust VII, 6.08%, Series G (USD)	155,042	3,790,777

	Number of Shares/Units	Value
		$8,468,495
UNITED STATES 6.3%
BANKS 2.3%
Ally Financial, 8.50%, Series A	200,000	5,186,000
Bank of America Corp., 6.50%, Series Y	214,496	5,452,488
BB&T Corp., 5.20%, Series F(a)	216,474	5,188,882
Capital One Financial Corp., 6.70%, Series D	145,825	3,864,363
JPMorgan Chase & Co., 5.50%, Series O	177,608	4,289,233
JPMorgan Chase & Co., 6.125%, Series Y	200,000	5,024,000
Regions Financial Corp., 6.375%, Series B	207,410	5,398,882
Wells Fargo & Co, 6.00%, Series T(a)	150,000	3,805,500
Wells Fargo & Co., 5.85%(a)	240,000	6,120,000
		44,329,348
ELECTRIC—INTEGRATED 0.7%
Integrys Energy Group, 6.00%, due 8/1/73(a)	237,338	6,384,392
NextEra Energy Capital Holdings, 5.00%, due 1/15/73(a)	156,011	3,661,578
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G(a)	139,264	3,476,030
		13,522,000
FINANCE 0.5%
Morgan Stanley, 6.875%	210,732	5,632,866
Morgan Stanley, 6.375%, Series I	125,000	3,180,000
		8,812,866
INDUSTRIALS—CHEMICALS 0.5%
CHS, 7.10%, Series II	213,756	5,677,359
CHS, 6.75%	167,931	4,351,092
		10,028,451
INSURANCE 0.6%
LIFE/HEALTH INSURANCE 0.1%
Prudential Financial, 5.75%, due 12/15/52	73,926	1,862,935

MULTI-LINE 0.3%
Hanover Insurance Group/The, 6.35%, due 3/30/53	82,237	2,072,372
Hartford Financial Services Group, 7.875%, due 4/15/42	150,000	4,582,500
		6,654,872
REINSURANCE 0.2%
Reinsurance Group of America, 6.20%, due 9/15/42(a)	105,718	2,927,332

	Number of Shares/Units	Value
TOTAL INSURANCE		$11,445,139

INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Qwest Corp., 6.125%, due 6/1/53(a)	100,000	2,400,000
Qwest Corp., 6.625%, due 9/15/55	200,000	4,990,500
Qwest Corp., 6.875%, due 10/1/54	80,039	2,024,987
		9,415,487
PIPELINES 0.2%
NuStar Logistics LP, 7.625%, due 1/15/43	188,060	4,662,007

REAL ESTATE—DIVERSIFIED 0.7%
Coresite Realty Corp., 7.25%, Series A	99,000	2,534,400
Retail Properties of America, 7.00%	99,400	2,544,640
Saul Centers, 6.875%, Series C	79,140	2,037,855
VEREIT, 6.70%, Series F	247,888	5,998,890
		13,115,785
UTILITIES 0.3%
SCE Trust IV, 5.375%, Series J	184,000	4,738,000
TOTAL UNITED STATES		120,069,083

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$132,573,597)		137,847,054

PREFERRED SECURITIES—CAPITAL SECURITIES 15.7%
AUSTRALIA 0.2%
INSURANCE-PROPERTY CASUALTY
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (USD)	4,000,000	4,180,000

FRANCE 1.2%
BANKS—FOREIGN 0.4%
BNP Paribas, 7.195%, 144A (USD)(c)	3,000,000	3,487,500
BNP Paribas, 7.375%, 144A (USD)(c)	5,200,000	5,239,000
		8,726,500
INSURANCE 0.8%
LIFE/HEALTH INSURANCE 0.4%
La Mondiale Vie, 7.625% (USD)	7,250,000	7,824,120

MULTI-LINE—FOREIGN 0.4%
AXA SA, 8.60%, due 12/15/30 (USD)(a),(e)	5,000,000	6,809,400
TOTAL INSURANCE		14,633,520
TOTAL FRANCE		23,360,020

	Number of Shares/Units	Value
GERMANY 0.4%
BANKS—FOREIGN 0.3%
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (USD)(c)	5,000,000	$6,256,250

UTILITIES—ELECTRIC UTILITIES 0.1%
RWE AG, 6.625%, due 7/30/75 (USD)	2,224,000	1,990,089
TOTAL GERMANY		8,246,339

IRELAND 0.1%
BANKS—FOREIGN
Baggot Securities Ltd., 10.24%, 144A(c)	2,200,000	2,495,178

ITALY 0.7%
BANKS—FOREIGN 0.2%
Intesa Sanpaolo SpA, 7.70%, 144A (USD)(c)	2,400,000	2,347,289

UTILITIES—ELECTRIC UTILITIES 0.5%
Enel SpA, 8.75%, due 9/24/73, 144A (USD)(c)	8,635,000	9,938,626
TOTAL ITALY		12,285,915

JAPAN 0.4%
INSURANCE—LIFE/HEALTH INSURANCE
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (USD)(a),(c)	2,800,000	2,905,000
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (USD)(a),(c)	3,800,000	3,933,000
TOTAL JAPAN		6,838,000
NETHERLANDS 0.6%
BANKS—FOREIGN
Rabobank Nederland, 8.40% (USD)	5,000,000	5,336,690
Rabobank Nederland, 11.00%, 144A (USD)(a),(c)	5,120,000	6,314,240
		11,650,930
SPAIN 0.3%
BANKS—FOREIGN
Banco Bilbao Vizcaya Argentaria SA, 9.00% (USD)	3,400,000	3,601,875
Banco Santander SA, 6.375%, Series REGS (USD)	2,800,000	2,623,600
		6,225,475
SWITZERLAND 0.9%
BANKS—FOREIGN 0.7%
Credit Suisse Group AG, 7.50%, 144A (USD)(c)	3,491,000	3,645,564
UBS Group AG, 7.00% (USD)	3,800,000	3,880,750

	Number of Shares/Units	Value
UBS Group AG, 7.125% (USD)	5,246,000	$5,400,101
		12,926,415
INSURANCE—REINSURANCE—FOREIGN 0.2%
Aquarius + Investments PLC, 8.25% (USD)	4,000,000	4,310,352
TOTAL SWITZERLAND		17,236,767

UNITED KINGDOM 3.9%
BANKS—FOREIGN
Barclays Bank PLC, 7.625%, due 11/21/22 (USD)	3,500,000	3,928,750
Barclays Bank PLC, 6.86%, 144A (USD)(c)	4,500,000	5,118,750
Barclays PLC, 8.25% (USD)	5,001,000	5,222,279
HBOS Capital Funding LP, 6.85% (USD)	4,700,000	4,741,971
HSBC Capital Funding LP, 10.176%, 144A (USD)(c)	9,750,000	14,698,125
HSBC Holdings PLC, 6.375% (USD)(a)	5,100,000	4,876,875
Lloyds Banking Group PLC, 7.50% (USD)	8,334,000	8,529,016
Nationwide Building Society, 10.25%, due 12/6/99 (GBP)	6,030,000	11,750,075
Royal Bank of Scotland Group PLC, 7.50% (USD)	4,900,000	4,901,519
Royal Bank of Scotland Group PLC, 7.648% (USD)	5,904,000	7,380,000
Royal Bank of Scotland Group PLC, 8.00% (USD)	3,500,000	3,535,000
Standard Chartered PLC, 6.50%, 144A (USD)(c)	600,000	560,051
TOTAL UNITED KINGDOM		75,242,411

UNITED STATES 7.0%
BANKS 3.8%
AgriBank FCB, 6.875%(a)	37,000	3,894,250
Ally Financial, 7.00%, Series G, 144A(c)	4,002	4,034,642
Bank of America Corp., 6.10%, Series AA	2,090,000	2,040,363
Bank of America Corp., 6.50%, Series Z	5,169,000	5,278,841
Citigroup, 5.95%, Series Q	4,000,000	3,948,920
CoBank ACB, 6.25%, 144A(a),(c)	52,500	5,453,437
Farm Credit Bank of Texas, 6.75%, 144A(a),(c)	35,300	3,695,469
Farm Credit Bank of Texas, 10.00%, Series I(a),(c)	7,000	8,736,875
JPMorgan Chase & Co., 7.90%, Series I	7,220,000	7,508,800
JPMorgan Chase & Co., 6.75%, Series S	5,000,000	5,212,500
JPMorgan Chase & Co., 6.10%, Series X	4,850,000	4,824,537
Wells Fargo & Co., 7.98%, Series K(a),(e)	10,250,000	10,839,375
Wells Fargo & Co., 5.875%, Series U(a)	7,320,000	7,503,000
		72,971,009
FINANCE—DIVERSIFIED FINANCIAL SERVICES 0.4%
General Electric Capital Corp., 7.125%, Series A(a)	6,000,000	6,937,500

	Number of Shares/Units	Value
FOOD 0.3%
Dairy Farmers of America, 7.875%, 144A(b),(c),(f)	60,000	$6,391,878

INSURANCE 1.3%
LIFE/HEALTH INSURANCE 1.0%
MetLife, 5.25%, Series C	5,200,000	5,161,000
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(c)	4,500,000	5,535,000
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(c),(e)	6,500,000	8,986,250
		19,682,250
PROPERTY CASUALTY 0.3%
Liberty Mutual Group, 7.80%, due 3/7/37, 144A(c)	4,500,000	5,242,500
TOTAL INSURANCE		24,924,750

INTEGRATED TELECOMMUNICATIONS SERVICES 0.7%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(a),(c)	9,989	12,242,768

UTILITIES—MULTI-UTILITIES 0.5%
Dominion Resources, 5.75%, due 10/1/54(a)	4,354,000	4,479,178
Dominion Resources, 7.50%, due 6/30/66, Series A(a)	2,983,000	2,688,429
PPL Capital Funding, 6.70%, due 3/30/67, Series A	2,994,000	2,553,223
		9,720,830
TOTAL UNITED STATES		133,188,735
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$274,244,301)		300,949,770

	Principal Amount	Value
CORPORATE BONDS—UNITED STATES 1.3%
INTEGRATED TELECOMMUNICATIONS SERVICES
Embarq Corp., 7.995%, due 6/1/36	$11,338,000	11,724,172
Frontier Communications Corp., 9.00%, due 8/15/31	12,450,000	10,333,500
Frontier Communications Corp., 10.50%, due 9/15/22, 144A(c)	2,100,000	2,052,750
TOTAL CORPORATE BONDS (Identified cost—$26,582,204)		24,110,422

		Number of Shares/Units	Value
SHORT-TERM INVESTMENTS 0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(g)		2,100,000	$2,100,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,100,000)			2,100,000

TOTAL INVESTMENTS (Identified cost—$2,420,450,741)	143.8%		2,754,350,193

LIABILITIES IN EXCESS OF OTHER ASSETS	(43.8)		(838,558,424)

NET ASSETS (Equivalent to $22.45 per share based on 85,319,794 shares of common stock outstanding)	100.0%		$1,915,791,769

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $1,748,540,888  in aggregate has been pledged as collateral.

(b)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 44.9% of the net assets of the Fund, 44.1% of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(c)          Resale is restricted to qualified institutional investors. Aggregate holdings equal 10.3% of the net assets of the Fund, of which 0.8% are illiquid.

(d)         Non-income producing security.

(e)          A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $788,961,217 in aggregate has been rehypothecated.

(f)           Illiquid security. Aggregate holdings equal 1.1% of the net assets of the Fund.

(g)          Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Managed Assets
Electric (Common)	29.4
Communications (Common)	13.1
Pipelines (Common)	9.3
Toll Roads (Common)	8.4
Railways (Common)	7.1
Gas Distribution (Common)	6.8
Banks—Foreign (Preferred)	4.9
Banks (Preferred)	4.2
Airports (Common)	3.7
Insurance (Preferred)	2.2
Pipelines—C-Corp (Common)	2.2
Water (Common)	1.3
Utilities (Preferred)	1.0
Integrated Telecommunications Services (Corporate Bonds)	0.9
Integrated Telecommunications Services (Preferred)	0.8
Finance (Preferred)	0.6
Marine Ports (Common)	0.5
Diversified (Common)	0.5
Electric—Integrated (Preferred)	0.5
Real Estate (Preferred)	0.5
Shipping (Common)	0.4
Other	0.4
Industrials (Preferred)	0.4
Transport—Marine (Preferred)	0.3
Food (Preferred)	0.2
Pipelines (Preferred)	0.2
Insurance-Property Casualty (Preferred)	0.2
100.0

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

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allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of September 30, 2015, there were $20,749,562 of

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securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of September 30, 2015.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Canada	$104,833,666	$104,833,666	$—	$—
Chile	6,241,065	6,241,065	—	—
Hong Kong	40,720,578	—	34,889,760	5,830,818	(a)
Mexico	48,014,632	48,014,632	—	—
United States	1,280,113,725	1,270,451,422	—	9,662,303	(b)
Other Countries	809,419,281	—	809,419,281	—
Preferred Securities - $25 Par Value	137,847,054	137,847,054	—	—
Preferred Securities - Capital Securities:
United States	133,188,735	—	126,796,857	6,391,878	(c)
Other Countries	167,761,035	—	167,761,035	—
Corporate Bonds	24,110,422	—	24,110,422	—
Short-Term Investments	2,100,000	—	2,100,000	—
Total Investments(d)	$2,754,350,193	$1,567,387,839	$1,165,077,355	$21,884,999

(a)         Fair valued, pursuant to the Fund’s fair value procedures utilizing significant unobservable inputs and assumptions. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b)         Private placement in a public equity classified as Level 3 is valued at a discount to quoted market prices to reflect limited liquidity.

(c)          Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(d)         Portfolio holdings are disclosed individually on the Schedule of Investments.

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Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Common Stock — Hong Kong	Common Stock - United States	Preferred Securities - Capital Securities - United States
Balance as of December 31, 2014	$14,978,125	$—	—	$14,978,125
Purchases	10,857,492	—	10,857,492	—
Change in unrealized appreciation (depreciation)	(1,044,561)	—	(1,195,189)	150,628
Transfers in to Level 3(a)	5,830,818	5,830,818
Transfers out of Level 3(b)	(8,736,875)	—	—	(8,736,875)
Balance as of September 30, 2015	$21,884,999	$5,830,818	$9,662,303	$6,391,878

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2015 which were valued using significant unobservable inputs (Level 3) amounted to $(2,906,768).

(a) As of December 31, 2014, the Fund used significant observable inputs in determining the value of certain investments. As of September 30, 2015, the Fund used significant unobservable inputs in determining the value of the same investments.

(b) As of December 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2015, the Fund used significant observable inputs in determining the value of the same investments.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

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	Fair Value at September 30, 2015	Valuation Technique	Unobservable Inputs	Input Values
Common Stock:

Hong Kong	$5,830,818	Market Approach	Last Traded Price	10.027 HKD
			Market Index Adjustment	-15.09%

United States	$9,662,303	Market Price Less Discount	Liquidity Discount	6.13%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investments in Common Stock—Hong Kong is the last traded price and market index adjustment. The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investments in Common Stock—United States is a discount to quoted market prices to reflect limited liquidity. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2.   Income Tax Information

As of September 30, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,420,450,741
Gross unrealized appreciation	$453,991,902
Gross unrealized depreciation	(120,092,450)
Net unrealized appreciation	$333,899,452

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2015